Consolidated Statements of Comprehensive Income/ (Loss) - CNY (¥) ¥ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Revenues:
Total revenues	[1]	¥ 785,707	¥ 1,030,331	¥ 1,208,845
Cost of revenues	[1]	(548,505)	(597,397)	(559,286)
Gross profit		237,202	432,934	649,559
Operating expenses :
Sales and marketing expenses	[1]	(204,984)	(276,254)	(279,429)
General and administrative expenses	[1]	(91,846)	(334,189)	(277,931)
Technology and product development expenses	[1]	(131,807)	(158,586)	(171,989)
Impairment of goodwill	[1]			(22,786)
Total operating expenses	[1]	(428,637)	(769,029)	(752,135)
Loss from operations		(191,435)	(336,095)	(102,576)
Other income/(loss):
Net interest income/(expense)		31,411	47,304	35,421
Foreign currency exchange gain/(loss)		(32,872)	8,612	5,494
(Income)/loss from equity method investments, net of impairment		(8,195)	401	5,598
Fair value changes in investments, net		2,664	1,906
Impairment of available-for-sale debt investments		(5,980)		(2,000)
Gain on disposal of available-for-sale debt investments	[2]			573,860
Changes in fair value of loan related to co-sale of Particle shares				(24,535)
Changes in fair value of forward contract in relation to disposal of investments in Particle				16,085
Others, net		8,294	25,387	35,881
Income/(loss) before tax from continuing operations	[2]	(196,113)	(252,485)	543,228
Income tax (expense)/benefit	[2]	70,394	(20,581)	(115,583)
Net income/(loss) from continuing operations		(125,719)	(273,066)	427,645
Net loss from discontinued operations, net of income taxes				(62,366)
Net income/(loss)		(125,719)	(273,066)	365,279
Net (income)/loss from continuing operations attributable to noncontrolling interests		16,067	67,365	(9,669)
Net loss from discontinued operations attributable to noncontrolling interests				24,759
Net loss attributable to noncontrolling interests		16,067	67,365	15,090
Net income/(loss) from continuing operations attributable to Phoenix New Media Limited		(109,652)	(205,701)	417,976
Net loss from discontinued operations attributable to Phoenix New Media Limited				(37,607)
Net income/(loss) attributable to Phoenix New Media Limited		(109,652)	(205,701)	380,369
Net income/(loss)		(125,719)	(273,066)	365,279
Other comprehensive loss (net of tax of RMB(98,456), nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively): fair value remeasurement for available-for-sale debt investments		(24,010)	(6,611)	(887,248)
Other comprehensive loss (net of tax of RMB96,606, nil and nil for the years ended December 31, 2020, 2021 and 2022, respectively): reclassification adjustment for disposal of available-for-sale debt investments				(491,197)
Other comprehensive (loss)/income (net of nil tax for all years): foreign currency translation adjustment		17,916	(4,483)	(55,577)
Comprehensive loss		(131,813)	(284,160)	(1,068,743)
Comprehensive loss attributable to noncontrolling interests		16,067	67,365	15,090
Comprehensive loss attributable to Phoenix New Media Limited		(115,746)	(216,795)	(1,053,653)
Net income/(loss) attributable to Phoenix New Media Limited		¥ (109,652)	¥ (205,701)	¥ 380,369
Ordinary Shares
Basic net income/(loss) per share:
-Continuing operations		¥ (0.19)	¥ (0.35)	¥ 0.72
-Discontinued operations				(0.07)
Basic net income/(loss) per share		(0.19)	(0.35)	0.65
Diluted net income/(loss) per share:
-Continuing operations		(0.19)	(0.35)	0.72
-Discontinued operations				(0.07)
Diluted net income/(loss) per share		¥ (0.19)	¥ (0.35)	¥ 0.65
Weighted average number of Class A and Class B ordinary shares used in computing net income/(loss) per share:
Basic		582,324,325	582,324,325	582,324,325
Diluted		582,324,325	582,324,325	582,324,325
ADS
Basic net income/(loss) per share:
-Continuing operations		¥ (9.04)	¥ (16.80)	¥ 34.56
-Discontinued operations				(3.36)
Basic net income/(loss) per share		(9.04)	(16.80)	31.20
Diluted net income/(loss) per share:
-Continuing operations		(9.04)	(16.80)	34.56
-Discontinued operations				(3.36)
Diluted net income/(loss) per share		¥ (9.04)	¥ (16.80)	¥ 31.20
Net advertising services
Revenues:
Total revenues	[1]	¥ 696,664	¥ 930,025	¥ 1,113,017
Cost of revenues		(514,725)	(566,443)	(523,813)
Gross profit		181,939	363,582	589,204
Paid services
Revenues:
Total revenues	[1]	89,043	100,306	95,828
Cost of revenues		(33,780)	(30,954)	(35,473)
Gross profit		¥ 55,263	¥ 69,352	¥ 60,355

[1]	Transactions with related parties included in revenues, cost of revenues and operating expenses are as follows (Note 21):
[2]	The gain on disposal of available-for-sale debt investments, income before tax from continuing operations and the income tax expense for the year ended December 31, 2020 have been restated. Refer to Note 2(b) for further information.